TAX STATUS	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
TAX STATUS [Abstract]
TAX STATUS
NOTE F – TAX STATUS

The Plan has adopted a pre-approved plan document and has received an opinion letter from the IRS dated June 30, 2020, stating the form of the pre-approved plan document was in compliance with the applicable requirements of the IRC. Although the Plan has been amended since adopting the pre-approved plan document, the Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified, and the related trust is tax exempt.